Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock, Class B Common Stock and Preferred Stock	Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Non-controlling Interest
Beginning balance (in shares) at Dec. 31, 2012		34,521,310
Beginning balance at Dec. 31, 2012	$ 1,022,040	$ 20,446	$ 592,820	$ (2,102)	$ 251,475	$ (114,425)	$ 273,826
Net income	187,719				127,723		59,996
Other comprehensive loss	(16,341)			(9,372)			(6,969)
Issuances of non-vested restricted shares of common stock (in shares)		124,043
Issuances of non-vested restricted shares of common stock		$ 62	(62)
Forfeitures of non-vested restricted shares of common stock (in shares)		(10,000)
Forfeitures of non-vested restricted shares of common stock		$ (5)	5
Common stock contribution to 401(k) plan	1,689	$ 11	1,678
Common stock contribution to 401(k) plan (in shares)		22,551
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		87,193
Stock issuances from exercise of stock options and employee stock purchase plan	3,384	$ 44	3,340
Retirement of common stock (in shares)		(17,976)
Retirement of common stock	(1,677)	$ (9)	(1,668)
Share-based compensation	8,760		8,760
Excess tax benefit from share-based compensation	1,511		1,511
Cash dividends declared and paid on Common and Class B common stock	(39,836)				(39,836)
Distributions to non-controlling interest	(39,857)						(39,857)
Ending balance (in shares) at Dec. 31, 2013		34,727,121
Ending balance at Dec. 31, 2013	1,127,392	$ 20,549	606,384	(11,474)	339,362	(114,425)	286,996
Net income	208,702				151,387		57,315
Other comprehensive loss	(20,836)			(12,273)			(8,563)
Issuances of non-vested restricted shares of common stock (in shares)		218,725
Issuances of non-vested restricted shares of common stock		$ 109	(109)
Forfeitures of non-vested restricted shares of common stock (in shares)		(5,000)
Forfeitures of non-vested restricted shares of common stock		$ (2)	2
Common stock contribution to 401(k) plan	1,759	$ 9	1,750
Common stock contribution to 401(k) plan (in shares)		18,309
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		73,948
Stock issuances from exercise of stock options and employee stock purchase plan	4,666	$ 37	4,629
Retirement of common stock (in shares)		(26,482)
Retirement of common stock	(2,615)	$ (13)	(2,602)
Share-based compensation	12,006		12,006
Excess tax benefit from share-based compensation	1,828		1,828
Cash dividends declared and paid on Common and Class B common stock	(69,870)				(69,870)
Decrease in non-controlling interest in Carrier Enterprise I	(87,735)		(43,324)				(44,411)
Distributions to non-controlling interest	(43,258)						(43,258)
Ending balance (in shares) at Dec. 31, 2014		35,006,621
Ending balance at Dec. 31, 2014	1,132,039	$ 20,689	580,564	(23,747)	420,879	(114,425)	248,079
Net income	226,524				172,929		53,595
Other comprehensive loss	(38,666)			(23,157)			(15,509)
Issuances of non-vested restricted shares of common stock (in shares)		200,479
Issuances of non-vested restricted shares of common stock		$ 100	(100)
Forfeitures of non-vested restricted shares of common stock (in shares)		(5,000)
Forfeitures of non-vested restricted shares of common stock		$ (2)	2
Common stock contribution to 401(k) plan	1,963	$ 9	1,954
Common stock contribution to 401(k) plan (in shares)		18,343
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		124,262
Stock issuances from exercise of stock options and employee stock purchase plan	8,632	$ 62	8,570
Retirement of common stock (in shares)		(33,212)
Retirement of common stock	(4,140)	$ (17)	(4,123)
Share-based compensation	13,233		13,233
Excess tax benefit from share-based compensation	2,422		2,422
Cash dividends declared and paid on Common and Class B common stock	(98,532)				(98,532)
Distributions to non-controlling interest	(39,754)						(39,754)
Ending balance (in shares) at Dec. 31, 2015		35,311,493
Ending balance at Dec. 31, 2015	$ 1,203,721	$ 20,841	$ 602,522	$ (46,904)	$ 495,276	$ (114,425)	$ 246,411